PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Banks – 3.2%
110,150	Bank of NT Butterfield & Son Ltd. (The)	$2,454,142
82,075	PacWest Bancorp	1,401,841
162,450	TCF Financial Corp.	3,794,832

		7,650,815

	Beverages – 2.2%
26,930	Constellation Brands, Inc., Class A	5,103,504

	Building Products – 0.9%
21,050	Allegion PLC	2,082,056

	Capital Markets – 5.1%
57,200	Ares Management Corp., Class A	2,312,024
177,975	Brightsphere Investment Group, Inc.	2,295,877
22,125	Nasdaq, Inc.	2,714,959
64,650	Raymond James Financial, Inc.	4,703,934

		12,026,794

	Chemicals – 4.4%
47,425	FMC Corp.	5,022,782
75,925	LyondellBasell Industries NV, Class A	5,351,953

		10,374,735

	Commercial Services & Supplies – 2.2%
101,000	IAA, Inc.(a)	5,259,070

	Communications Equipment – 3.1%
47,000	Motorola Solutions, Inc.	7,370,070

	Construction & Engineering – 2.9%
403,400	WillScot Mobile Mini Holdings Corp.(a)	6,728,712

	Consumer Finance – 0.7%
59,975	Synchrony Financial	1,569,546

	Containers & Packaging – 3.2%
20,000	Avery Dennison Corp.	2,556,800
64,850	Crown Holdings, Inc.(a)	4,984,371

		7,541,171

	Diversified Consumer Services – 4.6%
11,200	Bright Horizons Family Solutions, Inc.(a)	1,702,848
27,225	Grand Canyon Education, Inc.(a)	2,176,366
192,025	Laureate Education, Inc., Class A(a)	2,550,092
110,150	ServiceMaster Global Holdings, Inc.(a)	4,392,782

		10,822,088

	Electric Utilities – 2.6%
57,850	Alliant Energy Corp.	2,987,953

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
63,375	Evergy, Inc.	$3,220,717

		6,208,670

	Electrical Equipment – 6.8%
55,075	AMETEK, Inc.	5,474,455
37,650	Hubbell, Inc.	5,152,026
300,900	nVent Electric PLC	5,322,921

		15,949,402

	Electronic Equipment, Instruments & Components – 2.1%
14,450	CDW Corp.	1,727,208
33,600	Keysight Technologies, Inc.(a)	3,319,008

		5,046,216

	Food & Staples Retailing – 1.9%
128,225	Performance Food Group Co.(a)	4,439,150

	Health Care Equipment & Supplies – 2.5%
12,160	Cooper Cos., Inc. (The)	4,099,379
27,000	Hologic, Inc.(a)	1,794,690

		5,894,069

	Health Care Providers & Services – 0.8%
34,025	Centene Corp.(a)	1,984,678

	Hotels, Restaurants & Leisure – 1.0%
85,900	Aramark	2,272,055

	Independent Power & Renewable Electricity Producers – 3.5%
57,000	Atlantica Sustainable Infrastructure PLC	1,630,770
350,575	Vistra Corp.	6,611,844

		8,242,614

	Insurance – 7.8%
32,525	Allstate Corp. (The)	3,061,904
39,125	Arthur J. Gallagher & Co.	4,130,817
133,325	Athene Holding Ltd., Class A(a)	4,543,716
82,075	First American Financial Corp.	4,178,438
26,575	Reinsurance Group of America, Inc.	2,529,674

		18,444,549

	IT Services – 7.5%
13,825	Booz Allen Hamilton Holding Corp.	1,147,199
16,665	CACI International, Inc., Class A(a)	3,552,311
20,200	Fidelity National Information Services, Inc.	2,973,642
31,050	Fiserv, Inc.(a)	3,199,702
17,570	Global Payments, Inc.	3,120,081
54,875	MAXIMUS, Inc.	3,753,999

		17,746,934

	Life Sciences Tools & Services – 2.7%
17,850	Agilent Technologies, Inc.	1,801,779

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
29,187	IQVIA Holdings, Inc.(a)	$4,600,747

		6,402,526

	Machinery – 9.6%
101,225	Crane Co.	5,074,409
70,175	Oshkosh Corp.	5,157,863
98,875	Otis Worldwide Corp.	6,171,777
113,550	Timken Co. (The)	6,156,681

		22,560,730

	Media – 3.1%
80,800	Nexstar Media Group, Inc., Class A	7,266,344

	Metals & Mining – 1.8%
531,825	Constellium SE(a)	4,174,826

	Multi-Utilities – 1.4%
24,875	Ameren Corp.	1,967,115
20,425	CMS Energy Corp.	1,254,299

		3,221,414

	Multiline Retail – 0.8%
8,725	Dollar General Corp.	1,828,935

	Oil, Gas & Consumable Fuels – 2.0%
33,600	Pioneer Natural Resources Co.	2,889,264
366,400	WPX Energy, Inc.(a)	1,795,360

		4,684,624

	REITs - Diversified – 0.7%
206,900	New Residential Investment Corp.	1,644,855

	REITs - Warehouse/Industrials – 1.4%
48,050	CyrusOne, Inc.	3,364,942

	Semiconductors & Semiconductor Equipment – 3.7%
18,500	Analog Devices, Inc.	2,159,690
16,800	CMC Materials, Inc.	2,399,208
56,150	Entegris, Inc.	4,174,191

		8,733,089

	Software – 2.1%
9,350	Check Point Software Technologies Ltd.(a)	1,125,179
4,970	RingCentral, Inc., Class A(a)	1,364,812
116,100	SolarWinds Corp.(a)	2,361,474

		4,851,465

	Thrifts & Mortgage Finance – 0.5%
29,550	Essent Group Ltd.	1,093,646

	Total Common Stocks (Identified Cost $228,549,832)	232,584,294

Principal Amount	Description	Value (†)
Short-Term Investments – 0.8%
$2,023,887	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $2,023,887 on 10/01/2020 collateralized by $1,872,100 U.S. Treasury Note, 2.500% due 1/31/2025 valued at $2,064,436 including accrued interest(b) (Identified Cost $2,023,887)	$2,023,887

	Total Investments – 99.6% (Identified Cost $230,573,719)	234,608,181
	Other assets less liabilities – 0.4%	833,794

	Net Assets – 100.0%	$235,441,975

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$232,584,294	$—	$—	$232,584,294
Short-Term Investments	—	2,023,887	—	2,023,887

Total	$232,584,294	$2,023,887	$—	$234,608,181

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Machinery	9.6%
Insurance	7.8
IT Services	7.5
Electrical Equipment	6.8
Capital Markets	5.1
Diversified Consumer Services	4.6
Chemicals	4.4
Semiconductors & Semiconductor Equipment	3.7
Independent Power & Renewable Electricity Producers	3.5
Banks	3.2
Containers & Packaging	3.2
Communications Equipment	3.1
Media	3.1
Construction & Engineering	2.9
Life Sciences Tools & Services	2.7
Electric Utilities	2.6
Health Care Equipment & Supplies	2.5
Commercial Services & Supplies	2.2
Beverages	2.2
Electronic Equipment, Instruments & Components	2.1
Software	2.1
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	11.9
Short-Term Investments	0.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%